Investment Securities - Details of Long-term Investment Securities (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Investments in equity instruments that are not held for trading as financial assets at FVOCI	₩ 542,496
Sale of shares, amount of cash	₩ 371,816	₩ 129,726	₩ 555,519
Sale of shares, gain on disposal of long-term investment securities		₩ 4,890	₩ 459,349
KB Financial Group Inc [member]
Disclosure of financial assets [line items]
Sale of shares, number of shares sold	3,520,964
Sale of shares, amount of cash	₩ 179,569
Redeemable convertible preferred shares issued by Bluehole INC [member]
Disclosure of financial assets [line items]
Sale of shares, amount of cash	₩ 130,000
Sale of shares, number of shares exchanged	200,000
Sale of shares, gain on disposal of long-term investment securities	₩ 58,000
Number of shares acquired for exercising the conversion rights	460,000
Financial asset at FVOCI	₩ 138,000